LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2011
LICENSE AGREEMENT [Abstract]
LICENSE AGREEMENT

NOTE 5. LICENSE AGREEMENT

On October 11, 2011, the Company entered into the License Agreement with UCSB pursuant to which the Company obtained a worldwide exclusive license to market and sell the UCSB Nanoparticles. The License Agreement includes an execution fee and non-refundable and non-cancellable royalty payments over the life of the patents. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.